Financial Assets and liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 10,594	$ 4,535	$ 1,235
Interest expense	(163,356)	(62,499)	(21,879)
Amortized cost	(7,880)	(1,649)	(1,810)
Net changes in foreign exchange rate	(144)	(453)	18,458
Discount of assets and liabilities at present value	(23,652)	933	2,137
Changes in the fair value of financial assets	18,471	14,120	19,437
Interest expense on lease liabilities	(3,320)	(3,093)	(2,894)
Discount for well plugging and abandonment	(2,434)	(1,312)	(2,387)
Remeasurement in borrowings			(72,044)
Other taxes interest	(55,101)	0	0
Other	(14,123)	14,855	(26,381)
Financial results, net	(240,945)	(34,563)	(86,128)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	10,594	4,535	1,235
Interest expense	(163,356)	(62,499)	(21,879)
Amortized cost	(7,880)	(1,649)	(1,810)
Net changes in foreign exchange rate	(144)	(453)	18,458
Discount of assets and liabilities at present value	(23,652)	933	2,137
Changes in the fair value of financial assets	0	0	0
Interest expense on lease liabilities	(3,320)	(3,093)	(2,894)
Discount for well plugging and abandonment	(2,434)	(1,312)	(2,387)
Remeasurement in borrowings			(72,044)
Other taxes interest	(55,101)
Other	(14,123)	14,855	(26,381)
Financial results, net	(259,416)	(48,683)	(105,565)
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	0	0	0
Interest expense	0	0	0
Amortized cost	0	0	0
Net changes in foreign exchange rate	0	0	0
Discount of assets and liabilities at present value	0	0	0
Changes in the fair value of financial assets	18,471	14,120	19,437
Interest expense on lease liabilities	0	0	0
Discount for well plugging and abandonment	0	0	0
Remeasurement in borrowings			0
Other taxes interest	0
Other	0	0	0
Financial results, net	$ 18,471	$ 14,120	$ 19,437